LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Liquidity And Ability To Continue As Going Concern
Incurred loss	$ 2,093	$ 5,528	$ 1,703	$ 5,434	$ 6,992	$ 5,331	$ 9,324	$ 17,756	$ 23,845	$ 20,288
Accumulated deficit	88,792						88,792		79,468	55,623
Net cash provided by (Used in) operating activities							9,198	$ 16,587	19,587	15,735
Liabilities	10,271						10,271		8,919	8,150
Cash and cash equivalents	$ 988						$ 988		$ 3,519	$ 24,030